Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 2, 2016

to the Prospectuses dated

July 1, 2016, as supplemented

Effective immediately, the Average Annual Total Returns tables for the JPMorgan Emerging Markets Debt Fund (the “Fund”) are hereby deleted in their entirety and replaced with the following.

For Class A, Class C and Select Class Shares

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(0.50)%	4.25%	5.17%
Return After Taxes on Distribution	(2.45)	2.20	3.01
Return After Taxes on Distribution And Sale of Fund Shares	(0.27)	2.45	3.16
CLASS A SHARES
Return Before Taxes	(4.43)	3.22	4.51
CLASS C SHARES
Return Before Taxes	(2.20)	3.48	4.44
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED
(Reflects No Deduction for Fees, Expenses or Taxes)	1.18	5.36	6.86
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(3.01)	2.58	5.15

For the Class R5 and Class R6 Shares

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	(0.18)%	4.48%	5.39%
Return After Taxes on Distribution	(2.21)	2.41	3.19
Return After Taxes on Distribution And Sale of Fund Shares	(0.09)	2.61	3.31
CLASS R6 SHARES
Return Before Taxes	(0.14)	4.50	5.40
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED
(Reflects No Deduction for Fees, Expenses or Taxes)	1.18	5.36	6.86
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(3.01)	2.58	5.15

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 2, 2016

to the Prospectuses dated

July 1, 2016, as supplemented

Effective immediately, the Average Annual Total Returns tables for the JPMorgan Emerging Markets Debt Fund (the “Fund”) are hereby deleted in their entirety and replaced with the following.

For Class A, Class C and Select Class Shares

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(0.50)%	4.25%	5.17%
Return After Taxes on Distribution	(2.45)	2.20	3.01
Return After Taxes on Distribution And Sale of Fund Shares	(0.27)	2.45	3.16
CLASS A SHARES
Return Before Taxes	(4.43)	3.22	4.51
CLASS C SHARES
Return Before Taxes	(2.20)	3.48	4.44
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED
(Reflects No Deduction for Fees, Expenses or Taxes)	1.18	5.36	6.86
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(3.01)	2.58	5.15

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2015)
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.43%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.22%
Past 10 Years	rr_AverageAnnualReturnYear10	4.51%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.20%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.48%
Past 10 Years	rr_AverageAnnualReturnYear10	4.44%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.50%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.25%
Past 10 Years	rr_AverageAnnualReturnYear10	5.17%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Return After Taxes on Distribution | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.45%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.20%
Past 10 Years	rr_AverageAnnualReturnYear10	3.01%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | Return After Taxes on Distribution And Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.45%
Past 10 Years	rr_AverageAnnualReturnYear10	3.16%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.18%
Past 5 Years	rr_AverageAnnualReturnYear05	5.36%
Past 10 Years	rr_AverageAnnualReturnYear10	6.86%
A, C, Select Shares | JPMorgan Emerging Markets Debt Fund | LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.01%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.58%
Past 10 Years	rr_AverageAnnualReturnYear10	5.15%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 2, 2016

to the Prospectuses dated

July 1, 2016, as supplemented

Effective immediately, the Average Annual Total Returns tables for the JPMorgan Emerging Markets Debt Fund (the “Fund”) are hereby deleted in their entirety and replaced with the following.

For the Class R5 and Class R6 Shares

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	(0.18)%	4.48%	5.39%
Return After Taxes on Distribution	(2.21)	2.41	3.19
Return After Taxes on Distribution And Sale of Fund Shares	(0.09)	2.61	3.31
CLASS R6 SHARES
Return Before Taxes	(0.14)	4.50	5.40
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED
(Reflects No Deduction for Fees, Expenses or Taxes)	1.18	5.36	6.86
LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX
(Reflects No Deduction for Taxes)	(3.01)	2.58	5.15

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.18%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.48%
Past 10 Years	rr_AverageAnnualReturnYear10	5.39%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.14%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.50%
Past 10 Years	rr_AverageAnnualReturnYear10	5.40%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | Return After Taxes on Distribution | Class R5
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.21%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.41%
Past 10 Years	rr_AverageAnnualReturnYear10	3.19%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | Return After Taxes on Distribution And Sale of Fund Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.09%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.61%
Past 10 Years	rr_AverageAnnualReturnYear10	3.31%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.18%
Past 5 Years	rr_AverageAnnualReturnYear05	5.36%
Past 10 Years	rr_AverageAnnualReturnYear10	6.86%
R5, R6 Shares | JPMorgan Emerging Markets Debt Fund | LIPPER EMERGING MARKET HARD CURRENCY DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.01%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.58%
Past 10 Years	rr_AverageAnnualReturnYear10	5.15%